As filed with the Securities and Exchange Commission on June 21, 2000

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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM N-1A

              REGISTRATION STATEMENT UNDER THE
              SECURITIES ACT OF 1933                                    [X]

              Registration No. 333-20177

              Pre-Effective Amendment No. 3                             [X]

              Post-Effective Amendment No. _____                        [ ]

              REGISTRATION STATEMENT UNDER THE
              INVESTMENT COMPANY ACT OF 1940                            [X]

              Registration No. 811-08021

              Amendment No. 3                                           [ ]

                             ISLAMIA GROUP OF FUNDS
         (Exact Name of Registrant as Specified in Declaration of Trust)

   2037 Bloomingdale Road, Suite #211
       Glendale Heights, Illinois                                  60139
(Address of Principal Executive Offices)                         (Zip Code)

       Registrant's Telephone Number, Including Area Code: (630) 582-2666

                                                          Copies to:
        Qamaruddin Ali Yar Khan                           Eric F. Fess, Esq.
  2037 Bloomingdale Road, Suite #211                      Chapman and Cutler
   Glendale Heights, Illinois 60139                     111 West Monroe Street
(Name and Address of Agent for Service)                 Chicago, Illinois 60603

It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph(b)
[ ] on (date) pursuant to paragraph(b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485.


If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Pursuant to Rule 24f-2 of the Investment Company Act of 1940, Registrant hereby declares that an indefinite number of shares of the Trust are being registered under the Securities Act of 1933.

The Registrant hereby amends this Registration Statement under the Securities Act of 1933 on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to Section 8(a), may determine.


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


                                    CONTENTS

                                       OF

                             REGISTRATION STATEMENT



The Registration Statement comprises the following papers and contents:

         The Facing Sheet

         Part A - Prospectus for Islamia Group of Funds

         Part B-The Statement of Additional Information

         Part C-Other Information

         Signatures

         Index to Exhibits

         Exhibits

                                       THE

                               ISLAMIA INCOME FUND

                                   PROSPECTUS

                                  JULY 3, 2000




























THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

                                                                          PAGE

THE FUND....................................................................1

FUND SUMMARY................................................................2

WHAT ARE THE FUND'S EXPENSES?...............................................3

MANAGEMENT OF THE FUND......................................................4
       The Investment Adviser and Distributor of the Fund...................4

INVESTMENT STRATEGIES.......................................................5
       Islamic Principles...................................................5
       Equity Securities....................................................8
       Short Term Investments...............................................8
       Foreign Securities...................................................8
       Temporary Investments................................................9

PORTFOLIO TURNOVER..........................................................9

INVESTMENT RESTRICTIONS.....................................................9

RISKS AND SPECIAL CONSIDERATIONS............................................9

INVESTMENT RESULTS.........................................................11

HOW TO BUY FUND SHARES.....................................................11
       Purchase Price......................................................11
       Minimum Investment..................................................11
       Opening an Account and Purchasing Shares............................11
       Tax-Sheltered Retirement Plans......................................12

HOW TO REDEEM FUND SHARES..................................................12
       Written Request.....................................................13
       Telephone Request...................................................13
       General.............................................................14

PORTFOLIO TRANSACTIONS.....................................................15

NET ASSET VALUE............................................................15

DISTRIBUTIONS AND TAXES....................................................16

GENERAL INFORMATION........................................................16

AVAILABLE INFORMATION ABOUT THE FUND.......................................17


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                               ISLAMIA INCOME FUND

THE FUND

         The Islamia Income Fund is a mutual fund that is designed to meet the needs of various investors, and the particular needs of certain Muslims by investing in accordance with Islamic principles as determined by the Fund. This Prospectus is intended to provide important information to help you evaluate whether the Islamia Income Fund may be right for you. Please read it carefully before investing and keep it for future reference.

         To learn more about how the Islamia Income Fund can help you achieve your financial goals, call us at (888) 513-8700.

FUND SUMMARY

         INVESTMENT OBJECTIVE

         The fund seeks to provide primarily current income and as a secondary objective, appreciation of capital consistent with Islamic principles as determined by the Fund.

         PRINCIPAL STRATEGIES:  HOW THE FUND PURSUES ITS OBJECTIVE

         The Fund invests primarily in equity securities, including foreign securities. Investment decisions are made in accordance with Islamic principles as determined by the Fund. The Fund ordinarily will invest at least 80% of its assets in dividend paying companies. In selecting securities, the adviser looks for companies with a history of consistent dividends and earnings. The Fund will primarily invest in the common stocks of established, large capitalization companies, but may invest up to 25% of its assets in the common stocks of middle or small capitalization companies (companies with a market capitalization of less than $1 billion).

         PRINCIPAL RISKS:  WHAT ARE THE RISKS OF INVESTING IN THE FUND?

         The principal risk of the Fund is market risk. Market risk is the risk that a particular stock, an industry, or stocks in general may fall in value. The Fund may invest a portion of its assets in small and medium capitalization companies. These companies are generally subject to greater market risk. The Fund may also invest in foreign securities. Foreign companies may be affected by adverse political, diplomatic and economic developments; changes in foreign currency exchange rates; taxes; less publicly available information; and other factors. The Fund is also a new fund without any operating history.

         The Fund seeks to invest only in companies whose activities are believed by the Fund to be consistent with Islamic principles. Income Achievers, Inc., the Fund's adviser (the "ADVISER"), subject to review by the Fund's Board of Trustees, interprets the Islamic principles applicable to the Fund and determines whether the securities are consistent with these principles. Investors, including certain significant Muslim groups, may disagree with the interpretations of Islamic principles adopted by the Fund and the Adviser's determination that certain companies operate consistently with Islamic principles. In addition, the Fund may have to forego investment opportunities to remain consistent with its view of Islamic principles and may have to divest portfolio securities at a disadvantageous time if the Fund determines such holdings are inconsistent with Islamic principles. These limitations may have an adverse impact on the Fund's performance. Finally, to comply with Islamic principles, the Fund may not purchase any securities that pay interest or borrow money to pay for redemptions or expenses. The Fund may therefore have to hold larger amounts in cash which will not earn income.

         An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. As with any investment, loss of money is a risk of investing.

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         WHAT ARE THE FUND'S EXPENSES?

         This table describes fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment) (1)

     Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)..................................................3%

     Maximum Deferred Sales Charge (Load)...............................NONE

     Maximum Sales Charge (Load) Imposed on Reinvested Dividends........NONE

     Redemption Fees(2).................................................NONE

     Exchange Fee.......................................................NONE

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
     Management Fees....................................................0.80%
     Distribution and Service (12b-1) Fees..............................NONE
     Other Expenses(3)..................................................1.89%
     Total Annual Fund Operating Expenses...............................2.69%

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1   Authorized Dealers and other firms may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.
2   Redemptions from IRA accounts will be charged a $15 fee.
3 The percentage shown for "Other Expenses" is based on estimated amounts for the current fiscal year ending June 30, 2001. Actual fees and expenses may be greater or less than those shown, and could be significantly higher. Although the Adviser may voluntarily waive some of its management fee or assume certain expenses at its own discretion to reduce Fund expenses, the Adviser is not required under any contractual obligation to waive fees or reimburse Fund expenses to keep Fund expenses from exceeding any specified limit.

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Example

         The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual returns may be higher or lower.
                                          1 YEAR              3 YEARS

Islamia Income Fund                        $564                $1110

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MANAGEMENT OF THE FUND

         The management of the Fund, including general supervision of the duties performed for the Fund by the Adviser under the Investment Management Agreement, is the responsibility of the Fund's Board of Trustees.

         THE INVESTMENT ADVISER AND DISTRIBUTOR OF THE FUND

         Income Achievers, Inc. (the Adviser) provides the Fund with overall investment advisory and certain administrative services under an Investment Management Agreement with the Trust. Subject to any policies established by the Fund's Board of Trustees, the Adviser makes investment decisions on behalf of the Fund, makes available any research and statistical data, manages the Fund's business affairs, and supervises the acquisition and disposition of investments by the Fund. The Adviser will apply Islamic principles when making investment decisions for the Fund. See "Investment Strategies - Islamic Principles" for a description of the Islamic principles. The Adviser also furnishes to the Fund, among other things, equipment, facilities, certain personnel to carry out the management of the Fund, and certain accounting and bookkeeping services as set forth in the Investment Management Agreement. The Adviser shall pay for all executive and other personnel, office space and office facilities that it is required to render under the Investment Management Agreement. The Adviser is also the principal underwriter of the Fund.

         The Adviser was founded in 1995 and currently serves as investment adviser only to the Fund, but may in the future serve as investment adviser to other investment companies. The Adviser's principal mailing address is 2037 Bloomingdale Road, Suite #211, Glendale Heights, IL 60139. Qamaruddin Ali Yar Khan, the Chairman, President and a Trustee of the Fund is a controlling person of the Adviser through his ownership of a majority of the common stock of the Adviser.

         Qamaruddin Ali Yar Khan has served as portfolio manager for the Fund since its inception. Mr. Khan received his bachelor of science from Osmania University in Hyderabad, India. Mr. Khan is a certified public accountant and has been Controller of Sonoscan, Inc. since 1990. From 1989 to 1998,
Mr. Khan was President and owner of Glenside Accounting and Tax Service. We look for dividend paying stocks that offer the potential for above-average total returns. To assess a security's potential, Mr. Khan considers a company's history of dividends and earnings, position in its industry, capitalization, management structure, valuation, and future prospects. The Adviser and Mr. Khan do not have any prior experience managing a mutual fund portfolio.

         For its services, the Fund pays the Adviser an annual advisory fee of .8 of 1% of the Fund's average daily net assets. In addition to the fee paid to the Adviser, the Fund bears all of its other expenses including, but not limited to, telephone and other communications facilities, the salary, fees and expenses (including legal fees) of those trustees, officers and employees of the Fund who are not officers, trustees or employees of the Adviser; taxes and governmental fees; brokerage commissions and other expenses incurred in acquiring or disposing of portfolio securities; fees and expenses of the custodian, administrator and transfer and dividend paying agent; expenses of registering and qualifying shares for sale with the Securities and Exchange Commission and state securities commissions; accounting and legal costs; insurance premiums; expenses of maintaining the Fund's legal existence and of shareholder meetings; expenses of preparation and distribution to existing shareholders of reports, proxies and prospectuses; and fees and expenses of membership in industry organizations. For the first few years of operation, the Adviser may at its discretion bear some of these expenses.

INVESTMENT STRATEGIES

         This section explains how the Adviser pursues the Fund's investment objective. Unless otherwise noted, the policies outlined in this section can be changed if deemed appropriate by a majority of the Board of Trustees without shareholder approval. The investment objective of the Fund, however, cannot be changed without shareholder approval.

         ISLAMIC PRINCIPLES

         The Fund is designed to provide an investment alternative that is consistent with the following Islamic principles. Islamic principles generally require that investors share in profit and loss, that they receive no usury or interest, and that they do not invest in a business that is not permitted by Islamic principles. More specifically, one of the most important teachings of Islam is the prohibition against all sources of unjustified enrichment in business transactions. One source of unjustified enrichment is receiving any monetary advantage in a business transaction without giving a just countervalue. The receipt of interest (I.E., the fixing in advance of a positive return on a loan) has been construed as an unjustified monetary reward. Islamic principles therefore do not permit the payment of interest on loans regardless of whether the return on the loan is a fixed or variable percentage of the principle, paid in advance or at maturity, or gifts or services are received as a condition for the loan. Due to the prohibition on the use of interest, the Fund will not invest its assets in any securities that pay interest.

         Islamic principles, however, do permit returns on investments which vary depending on the outcome of the business. Substantially all business financing in an economy operating under Islamic principles is therefore equity based with the investor sharing in the profits or losses of the business. Such financing transfers a fair share of the risk of the investment to the investor as well as the potential return. In light of these principles, the Fund may invest in the common stock of companies. As noted, investments in common stock are subject to market risk and price fluctuations so there is no guaranteed rate of return.

         The Fund's Adviser, however, believes that few companies will have obtained their financing solely from issuing equity securities. The Fund may therefore invest in companies that have issued debt securities subject to certain limitations. The Fund will consider investments in the common stock of companies that have issued debt securities or borrowed money from banks to be consistent with Islamic principles, PROVIDED the company's debt represents no more than 33% of its total capital. The Fund only invests in a company's common stock and will not invest in any of the bonds or other debt securities issued by the company. In addition, the Adviser recognizes that companies may have made bank deposits or OTHER investments which pay interest. Although the Fund does not invest in debt securities, the Fund may purchase the common stock of companies that have bank deposits or other investments that pay interest, PROVIDED no more than 5% of the company's total revenues are derived from interest income.

         Islamic teachings also consider some activities as "haram" or prohibited including the consumption of alcohol or drugs, the eating of pork, gambling, pornography, abortion (except when performed based on medical advice to save the life of the mother), and, as noted above, interest-based lending. The Fund will not invest in companies formed to operate a business that is not consistent with Islamic principles. Businesses considered inconsistent with Islamic principles include:

         --  the production or distribution of liquor or wine;

         --  casinos or other gaming establishments;

         --  the production or distribution of pornography;

         --  the production or distribution of pork products;

         -- the production or distribution of contraceptives or birth control products (except for hospitals or pharmacies which may distribute such products as an incidental service to their general business);

         -- the performance of abortion-related services (except for hospitals or other medical facilities which perform abortion-related services based on medical advice to save the mother's life);

         -- credit unions, mortgage companies, and loan associations (that are not based on Islamic principles)--the Adviser is unaware of any Islamic banks and loan associations that are traded domestically; and

         --  insurance companies.

         You should note that Islamic principles do not preclude the Fund from investing in companies in the tobacco industry or companies in the munitions and armament industry and, therefore, the Fund may invest in such industries.

         Although the Fund seeks to invest in companies operating businesses that are consistent with Islamic principles, the Adviser recognizes that some companies or conglomerates may be involved in a variety of businesses. While the primary source of revenue of these companies may be derived from a business consistent with Islamic principles, a small source of their revenues may be derived from an activity the Adviser considers prohibited under Islamic teachings. In these cases, companies which are primarily engaged in businesses consistent with Islamic principles but receive a de minimis amount (up to 5%) of their total revenues from any of the activities considered inconsistent with such principles shall be construed as consistent with Islamic teachings and permissible investments for the Fund.

         WHO DETERMINES SECURITIES ARE CONSISTENT WITH ISLAMIC PRINCIPLES?

         The Adviser is responsible for the selection of investments to meet the investment objective of the Fund. The Adviser will also determine whether the securities are consistent with Islamic principles, subject to review by the Board of Trustees. The portfolio manager of the Fund and President of the Adviser, Qamaruddin Ali Yar Khan, is Muslim and is familiar with the basic tenets and core teachings of the Islamic faith. In selecting the potential investments, the Adviser may review company reports filed with the Securities and Exchange Commission, research reports prepared on the respective companies, financial publications, and any other publicly available information the Adviser deems necessary to determine whether the issuer's activities are consistent with Islamic principles. The Adviser will make a good faith effort, using the publicly available information obtainable by it, to identify those companies and other issuers of securities whose products, services and/or activities are substantially consistent with the Fund's view of core Islamic teachings. However, the available information may not reflect that the company is engaged in a prohibited activity if the activity constitutes only a small portion of the company's operations. In such cases, the Adviser will not know or be expected to know the company is engaged in a prohibited activity.

         The Adviser may from time to time as it deems necessary consult with Islamic religious organizations and scholars that specialize in the teachings and the requirements of the Islamic faith to resolve any questions regarding the interpretation of Islamic principles. If the Adviser cannot resolve an issue, the Adviser will rely on the Board of Trustees for a final determination.

         HOW WE REVIEW INVESTMENTS FOR COMPLIANCE WITH ISLAMIC PRINCIPLES?

         To help insure the Fund's portfolio holdings are consistent with Islamic principles, the Adviser and Board of Trustees will periodically review the Fund's investments. More specifically, the Adviser will prepare a list of the Fund's holdings semi-annually for review by the Board of Trustees, together with a report regarding the business activities of the issuers of the portfolio securities. Each member of the Board of Trustees is Muslim and is familiar with the teachings of the Islamic religion. The members of the Board of Trustees will then make a good faith effort to determine whether the business of the issuers of the securities on the investment list is consistent with Islamic principles. If the Board of Trustees determines that the investment is inconsistent with Islamic principles, the Trustees will determine whether the securities should be divested. The Adviser will also review periodically, but at least quarterly, the information available on the portfolio securities to determine the securities continued consistency with the Fund's religious criteria. If information becomes available indicating that a portfolio security may no longer be consistent with the Islamic principles, the Adviser will notify the Board of Trustees. The Trustees will re-evaluate the issuer's activities with respect to compliance with the Fund's view of Islamic principles and will determine whether the stock of that company should be divested by the Fund. Immediate divesting may have an adverse impact on the investment performance of the Fund.

         EQUITY SECURITIES

         The policy of the Islamia Income Fund is to invest at least 80% of its assets in income-producing equity securities, such as dividend-paying common stocks. Some assets may be held as cash to cover short-term needs such as redemptions. The Islamia Income Fund may invest up to 20% of its assets in non-income producing securities, including cash for short-term needs. The Fund will primarily invest in the common stocks of established, large capitalization companies. The Fund, however, may invest up to 25% of its net assets in the common stock of middle or small capitalization companies (those companies with market capitalization of less then $1 billion).

         SHORT TERM INVESTMENTS

         The Fund may use short-term income producing investments to the extent the Board of Trustees and the Adviser agree that those investments are consistent with Islamic principles. Short-term investments are generally securities which mature or have a remaining maturity of twelve months or less from the date of purchase. The Adviser does not know of any short-term fixed income investments which meet Islamic principles that are currently available in the United States. Most ordinary mutual funds invest in a variety of securities which pay interest for short-term needs, such as U.S. government securities, commercial paper and other fixed income securities. Islamic principles prohibit the use of these interest-producing investments. If short-term investments that are consistent with Islamic principles become available in the future, the Fund has the authority to use them.

         FOREIGN SECURITIES

         The Fund may invest up to 10% of its net assets in equity securities issued by foreign companies, but currently limits such investments to 5% of its net assets. The Fund currently intends to invest only in dollar-denominated foreign securities available for trading and settlement in the U.S., primarily in American Depository Receipts (ADRs) for foreign securities. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying foreign security and denominated in U.S. dollars. ADRs do not eliminate all the risk inherent in investing in foreign issuers, such as changes in foreign currency exchange rates. However, by investing in ADRs rather than directly in foreign issuers stock, the Fund avoids currency risks during the settlement period. The above investment policy may be changed by the Fund's Board of Trustees, without a shareholder vote.

         TEMPORARY INVESTMENTS

         In response to adverse market, economic, political or other conditions, the Fund may adopt a temporary, defensive position. The Fund cannot invest in interest-paying instruments frequently used by mutual funds for this purpose, such as U.S. government securities, certificates of deposits, commercial paper or short-term corporate notes, bonds or debentures. When markets are unattractive, the Adviser chooses between continuing to follow the Fund's investment policy or converting securities to cash for temporary, defensive purposes. This choice is based on the Adviser's evaluation of market conditions and the Fund's portfolio holdings. Accordingly, as a temporary defensive measure, the Fund may hold up to 100% of its assets in cash. During these periods, the Fund may not be able to achieve its investment objective.

PORTFOLIO TURNOVER

         The Fund anticipates that its annual portfolio turnover will not exceed 100% under normal market conditions. A turnover rate of 100% would occur, for example, if the Fund sold and replaced securities valued at 100% of its net assets within one year. In the event the Fund were to have a turnover rate of 100% or more in any year, it would result in the payment by the Fund of increased brokerage costs and could result in the payment by shareholders of increased taxes on realized investment gains.

INVESTMENT RESTRICTIONS

         In accordance with Islamic principles, the Fund shall not purchase bonds, debentures, or other interest-paying obligations of indebtedness. The Fund also may not make loans, lend portfolio securities, make short sales, or borrow money. The Fund is diversified, and does not invest more than 5% of total assets in the securities of any one issuer. In addition, the Fund will not invest more than 25% of its assets in any particular industry.

         The above restrictions are fundamental policies and may not be changed without prior approval by a majority of the outstanding shares of the Fund. For additional information regarding the investment policies and restrictions of the Fund, see "Investment Objectives and Policies of the Fund" in the Statement of Additional Information.

RISKS AND SPECIAL CONSIDERATIONS

         Risk is inherent in all investing. Investing in a mutual fund - even the most conservative - involves risk, including the risk that you may receive little or no return on your investment or even that you may lose part or all of your investment. Recently, equity markets have experienced significant volatility. Therefore, before investing you should consider carefully the following risks that you assume when you invest in the Fund. Because of these and other risks, you should consider an investment in the Fund to be a long-term investment.

         MARKET RISK. Because the Fund invests in common stocks, it is subject to market risk. This is the risk that a particular stock, an industry, or stocks in general may fall in value. The value of Fund shares will fluctuate as the value of the securities in which the Fund invests fluctuate. If the value of the Fund's portfolio securities decline, the value of the Fund's shares will decline. The Fund may also invest in small and medium market capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, may be less liquid and may experience greater price volatility than larger capitalization companies. Accordingly, such companies are generally subject to greater market risk than larger capitalization companies. In addition, to the extent the Fund invests primarily in common stocks, the Fund does not necessarily represent a complete investment program and the Fund may be more susceptible to volatility than a fund investing in equity securities and non-equity securities, such as fixed income securities.

         LACK OF OPERATING HISTORY AND EXPERIENCE. The Fund has no prior operating history. Because the Fund is a new fund, the Fund's expenses shown in the fee table under "What Are the Fund's Expenses?" are based on estimated amounts of expenses incurred for the current fiscal year and based on projected sales of $5 million. Actual expenses may be higher or lower and could be significantly higher if sales do not meet the projected expectations. In addition, the Fund's Adviser, Income Achievers, Inc., has no experience advising a mutual fund or other accounts. None of the principals, officers, or trustees of the Fund or the Adviser have ever registered, operated, or supervised the operation of a registered investment company. There can be no assurances that management's past experiences will enable it to successfully manage the Fund or that the Fund will achieve its investment objective.

         ISLAMIC RESTRICTIONS. The Fund seeks to invest only in companies whose activities are believed by the Fund to be consistent with Islamic principles as described in more detail below. The Fund's investment adviser, subject to review by the Fund's Board of Trustees, interprets the Islamic principles applicable to the Fund and determines whether the securities are consistent with Islamic principles. Investors, including certain significant Muslim groups, however, may disagree with the interpretations of the Islamic teachings adopted by the Fund and the Adviser's determination that certain companies operate consistently with Islamic principles. Investors therefore should carefully read the prospectus to determine if the Fund's policies and interpretations of Islamic principles are in accordance with their own individual views of Islamic principles.

         Investing in accordance with Islamic principles will also limit the investment opportunities available to the Fund more than is customary for other mutual funds. The Fund may have to forego attractive investment opportunities to remain consistent with its view of Islamic principles. Consequently, the return on securities chosen by the Fund may be lower than if the Fund considered only investment criteria when making its investments. Furthermore, if subsequent to an investment the Adviser or Board of Trustees determines the security is inconsistent with Islamic principles, the Fund may have to divest the securities at a disadvantageous time which may have an adverse impact on the Fund's performance. Finally, to be consistent with Islamic principles, the Fund is precluded from purchasing any securities which pay interest, including any securities issued by the United States government or its agencies, certificates of deposit, commercial paper, or other short-term corporate notes, bonds or debentures. Unlike other mutual funds, the Fund may also not borrow money from banks to meet redemptions or expenses. The Fund may therefore have to sell securities at a disadvantageous time or may have to hold larger amounts in cash which will not earn interest in order to meet redemptions or pay for expenses.

         FOREIGN SECURITIES. The Fund may also invest in foreign securities; however, the Fund currently limits such investments to 5% of its net assets and intends to invest primarily in American Depository Receipts ("ADRS") of foreign companies. Foreign investment presents risks beyond those of securities of U.S. issuers. Such risks include political or economic instability, changes in foreign currency exchange rates, different accounting methods, restrictions of the withdrawal of investments, tax withholding on dividends, and less publicly available information.

INVESTMENT RESULTS

         Shareholders receive a financial report showing the investments, income and expenses of the Fund every six months. You may obtain current share values any time by calling the Adviser at 888-513-8700.

HOW TO BUY FUND SHARES


         PURCHASE PRICE

         You may purchase shares of the Fund at a public offering price equal to the applicable net asset value per share plus an up-front sales load imposed at the time of purchase of 3% of the public offering price (3.093% of net amount invested). Authorized dealer commissions as a percentage of the public offering price is 2.50%. The Fund receives the entire net asset value of all of its shares that are sold. Income Achievers, Inc. serves as the Fund's distributor and it retains the full sales charge from which it pays the dealer reallowance.

         The share price you pay for Fund shares is based on the next calculation of the net asset value for shares of the Fund after the order is placed. The net asset value per share for the Fund is determined as of the close of trading of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on each day the New York Stock Exchange is open for business. Generally, the Exchange is closed on weekends, national holidays and Good Friday. See "Net Asset Value," below for a description of how net asset value is calculated.


         MINIMUM INVESTMENT

         Your first purchase of the Fund's shares needs to be for $2,000 or more. Additional purchases may be in the amounts of $100 or more. These minimums may be changed at any time by the Fund.

         OPENING AN ACCOUNT AND PURCHASING SHARES

         To open an account, complete and sign the Account Application. Make your check payable to the Islamia Income Fund. Mail your completed Account Application, together with your check to: American Data Services, Inc., P.O. Box 5536, Hauppauge, New York 11788-0132. After your initial purchase, you may purchase additional shares by mailing to American Data Services at the above address a check in the amount of your purchase made payable to the Islamia Income Fund and indicating your account number on the check.

         All purchases must be made in U.S. dollars and checks must be drawn on U.S. banks. Cash, credit cards or third party checks will not be accepted for the purchase of shares. If a check fails to clear, the purchase to which the check relates will be canceled and the prospective investor will be liable for any losses or fees incurred by the Fund and its transfer agent or administrator, including without limitation a $20 fee to cover bank handling charges for returning checks due to insufficient funds. When purchases are made by check, the Fund can hold payment on redemption of shares so purchased until the check has cleared, which may take up to 15 business days.

         The Fund will not issue certificates to represent Shares. If you choose to invest in the Fund, an account will be opened and maintained for you by American Data Services, Inc., the Fund's transfer agent and administrator ("AMERICAN DATA SERVICES" or the "ADMINISTRATOR"). With each purchase, you will receive a statement showing the details of the transaction and the current number and value of shares owned. You may purchase full and fractional shares, expressed to three decimal places. A change in registration or transfer of shares held in the name of your financial adviser's firm can only be made by an order in good form from the financial adviser acting on your behalf. The Fund reserves the right to reject any purchase order and to waive or increase minimum investment requirements. Subject to the rules and regulations of the Securities and Exchange Commission, the Fund reserves the right to suspend the continuous offering of its shares at any time, but no suspension shall affect your right of redemption.


         TAX-SHELTERED RETIREMENT PLANS

         Shares of the Fund are available for purchase in connection with certain types of tax-sheltered retirement plans, including Traditional/Roth IRA accounts, Education IRA accounts and in connection with Simplified Employee Pension Plans for employees. In order to receive the necessary materials to create an IRA account, please write to the Fund, c/o Income Achievers, 2037 Bloomingdale Road, Suite #211, Glendale Heights, IL 60139 or call 1-888-513-8700. Additional administration fees will be assessed for IRA accounts. See the materials to establish an IRA account for additional information.

HOW TO REDEEM FUND SHARES

         You may redeem your Fund shares at any time for cash at the net asset value next computed after the redemption instructions and any required documents are received in proper form, as described below. There is no charge for the redemption of any Fund's shares (except a $15 fee is assessed for distributions from IRA accounts).

         WRITTEN REQUEST

         You may redeem shares by sending an unconditional written request for redemption directly to American Data Services, Inc., P.O. Box 5536, Hauppauge, New York 11788-0132. To properly complete your redemption request, your redemption request must include the following information:

         --  The Fund's name;

         --  Your name and account number;

         --  The dollar or share amount you wish to redeem;

         --  The signature of each owner exactly as it appears on the account;

         -- The name of the person to whom you want your redemption proceeds paid (if other than to the shareholder of record);

         -- The address where you want your redemption proceeds sent (if other than the address of record); and

         -- Any required signature guarantees--a signature guarantee from a national bank or trust company, brokerage firm or other financial intermediary that is a member of an approved Medallion Guarantee Program or is otherwise approved by the Fund.

Signature guarantees are required when redemption proceeds exceed $50,000 or proceeds are payable other than to the shareholder of record at the address of record (which address shall not have been changed in the preceding 60 days). A notary public cannot provide a signature guarantee. If you are redeeming from an IRA, you must instruct us as to the proper tax withholding. If no withholding tax instructions are given, the Transfer Agent will automatically withhold 10% of the redemption proceeds.

         You will receive payment based on the net asset value per share next determined after receipt by the Fund of a properly completed redemption request. A check for the redemption proceeds will be mailed to you within seven days after receipt of your redemption request. For accounts registered in the name of a broker-dealer, payment will be forwarded within three business days. If you purchased shares by check, the Fund will not mail the redemption proceeds until your check has cleared, which may take up to 15 business days from the date of purchase.

         TELEPHONE REQUEST

         If you have authorized telephone redemption and your account address has not changed within the last 60 days, you can redeem shares that are worth $50,000 or less by calling American Data Services at 877-881-2750. While you or anyone authorized by you may make telephone redemption requests, redemption checks will be issued only in the name of the shareholder of record and will be mailed to the address of record. If your telephone request is received prior to 4:00 p.m. eastern time, the redemption check will normally be mailed the next business day. For requests received after 4:00 p.m. eastern time, the redemption will be effected at 4:00 p.m. eastern time the following business day and the check will normally be mailed on the second business day after the request. If you purchased shares by check, the Fund will not mail redemption proceeds until your check has cleared, which may take up to 15 business days.

         If you have authorized redemption proceeds to be sent by wire, you can take advantage of the following expedited redemption procedures to redeem shares that are worth at least $1,000. You may make redemption requests for a wire transfer by calling American Data Services at 877-881-2750. If a redemption request is received by 4:00 p.m. eastern time, the redemption will be made as of 4:00 p.m. that day. If the redemption request is received after 4:00 p.m. eastern time, the redemption will be made as of 4:00 p.m. the following business day. Under this type of request, proceeds will normally be wired on the second business day following the redemption, but may be delayed one additional business day if the Federal Reserve Bank of Boston or the Federal Reserve Bank of New York is closed on the day redemption proceeds would ordinarily be wired. The Fund reserves the right to charge a fee for this service.

         To redeem by telephone, you need to complete the telephone redemption authorization section of the enclosed Application Form and return it to American Data Services. If you did not authorize telephone redemption when you opened your account, you may obtain a telephone redemption authorization form by writing American Data Services or by calling toll-free at 877-881-2750. Proceeds of share redemptions made by wire will be transferred by Federal Reserve wire only to the commercial bank account specified by the shareholder on the Application Form. You need to send a written request to American Data Services in order to establish multiple accounts, or to change the account or accounts designated to receive redemption proceeds. These requests must be signed by each account owner with signatures guaranteed by a national bank or trust company, brokerage firm or other financial intermediary that is a member of an approved Medallion Guarantee Program or that is otherwise approved by the Fund. Further documentation may be required from corporations, executors, trustees or personal representatives.

         The Funds reserve the right to refuse telephone redemptions and, at its option, may limit the timing, amount or frequency of these redemptions. Telephone or wire redemption procedures may be modified or terminated at any time, on 30 days' notice, by the Fund. The Fund and American Data Services, the Fund's transfer agent and administrator, will not be liable for following telephone instructions reasonably believed to be genuine. The Fund employs procedures reasonably designed to confirm that telephone instructions are genuine. These procedures may include recording all telephone instructions and requiring up to three forms of identification prior to acting upon a caller's instructions. If the Fund does not follow reasonable procedures for protecting shareholders against loss on telephone transactions, it may be liable for any losses due to unauthorized or fraudulent telephone instructions.

         GENERAL

         The Fund may suspend the right of redemption of their shares or delay payment more than seven days:

         -- when the New York Stock Exchange is closed (other than weekends or holidays) or trading is restricted as determined by the SEC;

         -- when an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable as determined by the SEC; or

         -- during any period when the SEC has by order permitted a suspension of redemption for the protection of shareholders.

         Except for the minimum investment requirements imposed on initial and subsequent purchases of Fund shares (as described under "Minimum Investment" in the "How to Buy Fund Shares" section), the Fund currently does not have a minimum total investment which must be maintained in the account. The Fund, however, may in the future from time to time establish a minimum total investment for its shareholders, and the Fund reserves the right to redeem your shares if your investment is less than the minimum after giving you at least 30 days' notice. If any minimum total investment is established, and if your account is below the minimum, you will be allowed 30 days following the notice in which to purchase sufficient shares to meet the minimum investment amount.

PORTFOLIO TRANSACTIONS

         Subject to the discretion of the Board of Trustees, the Adviser is responsible for the placement of the portfolio transactions of the Fund with brokers or dealers selected by the Adviser. It is the policy of the Adviser to seek the best execution at the best security price available with respect to each transaction, and with respect to brokered transactions, in light of overall quality and research services provided. In selecting broker-dealers and negotiating their commissions, the Adviser may take into account such factors as the firm's reliability, the quality of its execution services, its financial condition, and the sale of Fund shares.

NET ASSET VALUE

         The Fund's net asset value per share is determined as of the close of trading (normally 4:00 p.m. eastern time) on each day the New York Stock Exchange is open for business. The Fund's net asset value may not be calculated on days during which the Fund receives no orders to purchase shares and no shares are tendered for redemption. Net asset value is calculated by taking the Fund's total assets, including dividends accrued but not yet collected, less all liabilities, and dividing by the total number of shares outstanding. The result, rounded to the nearest cent, is the net asset value per share.

         In determining net asset value, expenses are accrued and applied daily and securities and other assets for which market quotations are available are valued at market value. Common stocks and other equity-type securities are valued at the last sales price on the national securities exchange or the Nasdaq Stock Market on which such securities are primarily traded. If the securities, however, did not trade that day or the securities are not listed on a national securities exchange or the Nasdaq Stock Market, such securities will be valued at the mean between the last bid and ask prices. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees.

DISTRIBUTIONS AND TAXES

         The Fund pays income dividends usually semi-annually, and capital gains, if any, are usually distributed annually in December. When a dividend or capital gain is distributed, the Fund's net asset value decreases by the amount of the payment. All dividends or capital gains distributions will automatically be reinvested in additional shares of the Fund at the then prevailing net asset value unless an investor specifically requests that either dividends or capital gains, or both, be paid in cash. The election to receive dividends or reinvest them may be changed by writing to: American Data Services, Inc., P.O. Box 5536, Hauppauge, New York 11788-0132. Such notice needs to be received at least 5 days prior to the record date of any dividend or capital gain distribution.

         The Fund intends to make distributions that may be taxed as ordinary income or capital gains (which may be taxable at different rates depending on the length of time the Fund holds its assets). Dividends from the Fund's long-term capital gains are taxable as capital gains, while dividends from short-term capital gains and net investment income are generally taxable as ordinary income. The tax you pay on a given capital gains distribution depends generally on how long the Fund has held the portfolio securities it sold. It does not depend on how long you have owned your Fund shares. The tax status of your dividends from the Fund is not affected by whether you reinvest your dividends in additional shares or receive them in cash.

         If you sell shares, any gain or loss you have is a taxable event, which means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your federal income tax return. For tax purposes, an exchange is the same as a sale.

         Distributions of dividends or capital gains, and capital gains or losses from your sale of Fund shares, may be subject to state and local income taxes as well.

         Early in each year, you will receive a statement detailing the amount and nature of all dividends and capital gains that you were paid during the prior year. You will receive this statement from the firm where you purchased your Fund shares if you hold your investment in street name. The Fund will send you this statement if you hold your shares in registered form.

         The tax information in this prospectus is provided as general information and will not apply to you if you are investing in a tax-deferred account such as an IRA. Tax laws also are subject to change, so we urge you to consult your tax adviser about your particular tax situation and how it might be affected by current tax law. Please note that if you do not furnish us with your correct Social Security number or employer identification number, federal law requires us to withhold federal income tax from your distributions and redemption proceeds at a rate of 31%.

GENERAL INFORMATION


         Custodian, Administrator and Transfer Agent

         The custodian of the assets of the Fund is Union Bank of California, N.A., located at 350 California Street, San Francisco, California 94104. The Administrator of the Fund is American Data Services, Inc., located at Hauppauge Corporate Center, 150 Motor Parkway, Suite 109, Hauppauge, New York 11788-0132.

         Pursuant to an Administration & Accounting Service Agreement with the Fund, American Data Services provides certain administrative services necessary for the operations of the Fund, subject to the supervision of the Fund's Board of Trustees and performs Fund accounting services. For the services rendered to the Fund by the Administrator, the Fund pays the Administrator a monthly fee equal to the greater of: (a) $3,000 for average net assets under $5 million, $3,500 for average net assets from $5 to $10 million, $4,000 for average net assets from $10 to $20 million and $4,500 for average net assets above $20 million or (b) 1/12 of .15% of the Fund's first $75 million of average monthly net assets, plus 1/12 of .10% of the Fund's next $75 million of average monthly net assets, plus 1/12 of .07% of the average monthly net assets over $150 million. The Fund also pays the Administrator for any out-of-pocket expenses and additional fees for special reports, if any, and for state filings. In addition, the Administrator serves as the Fund's transfer and dividend paying agent for which it is paid separately.

AVAILABLE INFORMATION ABOUT THE FUND

         Several additional sources of information are available to you. The Statement of Additional Information (SAI), incorporated by reference into this prospectus, contains additional information about the Fund. The SAI is available, without charge, upon request. Call Income Achievers at (888) 513-8700 to request a free copy of the SAI or for other Fund information.

         Information about the Fund (including the SAI) can be reviewed and copied at the Commission's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 202-942-8090. Reports and other information about the Fund are also available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington D.C. 20549-0102.

Islamia Group of Funds
Islamia Income Fund
2037 Bloomingdale Road
Suite #211
Glendale Heights, IL  60137
(888) 513-8700
The Fund's Investment Company Act file no. is 811-08021.

Statement of Additional Information
July 3, 2000
Islamia Group of Funds
2037 Bloomingdale Road
Suite #211
Glendale Heights, IL  60137

ISLAMIA GROUP OF FUNDS

ISLAMIA INCOME FUND

This Statement of Additional Information is not a prospectus. A prospectus may be obtained by writing Income Achievers, Inc. at 2037 Bloomingdale Road, Suite #211, Glendale Heights, IL 60137 or by calling Income Achievers at (888) 513-8700. This Statement of Additional Information relates to, and should be read in conjunction with the prospectus for the Fund, dated July 3, 2000.

                                TABLE OF CONTENTS

                                                                           PAGE

GENERAL INFORMATION.........................................................B-1

INVESTMENT OBJECTIVES AND POLICIES OF THE FUND..............................B-1

PORTFOLIO TURNOVER..........................................................B-3

PERFORMANCE DATA............................................................B-3

MANAGEMENT OF THE FUND......................................................B-5

PRINCIPAL HOLDERS OF SECURITIES.............................................B-7

INVESTMENT ADVISORY AND OTHER SERVICES......................................B-8

CODE OF ETHICS.............................................................B-12

BROKERAGE ALLOCATION.......................................................B-12

PURCHASE, REDEMPTION AND PRICING OF SECURITIES BEING OFFERED...............B-13

DISTRIBUTION OF SHARES.....................................................B-14

TAX STATUS.................................................................B-14

INDEPENDENT PUBLIC ACCOUNTANTS AND CUSTODIAN...............................B-18

FINANCIAL STATEMENTS.......................................................B-20

                               GENERAL INFORMATION

         Islamia Income Fund (the "FUND") is a series of the Islamia Group of Funds (the "TRUST"), an open-end diversified series investment company. Currently, there is only one series of the Trust outstanding. The Trust was organized on December 23, 1996 and the Fund has no prior operating history.


                  INVESTMENT OBJECTIVE AND POLICIES OF THE FUND

         The investment objective and certain investment policies of the Fund are described in the Prospectus. All investments are subject to the overall policy of making investment decisions according to Islamic principles, as described in the Fund's Prospectus. The investment objective of the Fund, as well as certain other policies and restrictions described herein are fundamental and may not be changed without approval by holders of a "majority of the Fund's outstanding voting shares." As defined in the Investment Company Act of 1940, this means the vote of (i) 67% or more of the Fund's shares present at a meeting, if the holders of more than 50% of the Fund's shares are present or represented by proxy, or (ii) more than 50% of the Fund's shares, whichever is less.

         Fundamental investment restrictions limiting investments of the Fund provide that the Fund may not:

         (1) issue senior securities, except as permitted under the Investment Company Act of 1940 and as consistent with Islamic principles;

         (2) purchase securities on margin or effect short sales of securities;

         (3) invest in oil, gas, or other mineral exploration leases and programs;

         (4) purchase or sell real estate, real estate limited partnerships (except master limited partnerships that are publicly traded on a national securities exchange or Nasdaq Stock Market);

         (5) purchase or sell commodities or commodity contracts including futures contracts;

         (6) make loans of cash or portfolio securities or borrow money or property;

         (7) underwrite the securities of other issuers except that the Fund might be deemed to be an underwriter for purposes of the Securities Act of 1933 in connection with the purchase and sale of certain securities;

         (8) purchase more than 10% of the outstanding voting securities of an issuer, or invest in a company to get control or manage it;

         (9) invest more than 5% of the Fund's total assets in securities of an issuer;

         (10) purchase the securities of any issuer if, as a result, more than 25% of the Fund's total assets would be invested in the securities of issuers whose principal business activities are in the same industry;

         (11) purchase securities of other investment companies unless (a) such securities are consistent with the investment objective of the Fund and the investment companies operate in a manner consistent with Islamic principles and
(b) such purchase is in compliance with the Investment Company Act of 1940 and applicable state law. However, no such restriction shall apply to a purchase of investment company securities in connection with a merger, consolidation, acquisition or reorganization; and

        (12) purchase the securities of any issuer if, as a result, more than 10% of its total assets would be invested in the securities of issuers that, including predecessors or unconditional guarantors, have a record of less than three years of continuous operation. This policy does not apply to securities of pooled investment vehicles.

         In addition to the foregoing fundamental restrictions, the Fund has adopted the following non-fundamental policies which may be changed by the Board of Trustees:

         (1) the Fund has authority to invest up to 10% of its net assets in securities issued by foreign companies, but currently limits such investments to 5% of its net assets. The Fund currently will invest only in dollar-denominated foreign securities available for trading and settlement in the United States, primarily in American Depository Receipts ("ADRS") for foreign securities. These are certificates issued by United States banks, representing the right to receive securities of the foreign issuer deposited in that bank or a correspondent bank. The Fund does not intend to invest in foreign securities that are not traded and settled in the U.S. although the Board of Trustees may determine to do so in the future;

         (2) the Fund will not purchase or sell options, except the Fund has the power to use covered call options as a method to increase the income received from common stocks owned by the Fund. The Fund may sell (write) covered call options and purchase call options to close out call options previously written. The Fund currently does not write covered call options;

         (3)    the Fund does not invest in preferred stock;

         (4)    the Fund will not invest their net assets in warrants; and

         (5) the Fund will not purchase "restricted securities" (those which are subject to legal or contractual restrictions on resale, including securities that may be sold pursuant to Rule 144A under the Securities Act of 1933). Notwithstanding the foregoing, the Fund may invest up to 10% of its net assets in illiquid securities (excluding restricted securities) but currently have no intention to do so.

         If a percentage restriction is adhered to at the time of investment, a later increase in percentage resulting from a change in market value of the investment or the total assets will not constitute a violation of that restriction.

         In addition to the foregoing, as described in the Fund's prospectus, the Fund may invest in the common stock of companies that have issued debt securities or borrowed money from banks, provided the company's debt represents no more than 33% of its total capital. In addition to the foregoing restriction, the Fund will also write a letter to the company explaining that it is not in agreement with the company's debt financing policy.

                               PORTFOLIO TURNOVER

         The Trust places no restrictions on portfolio turnover and will buy or sell investments according to the Adviser's appraisal of the factors affecting the market and the economy.


                                PERFORMANCE DATA

         The historical investment performance of the Fund may be shown in the form of "average annual total return," "cumulative total return," and "current yield." The Fund may quote its respective yield or total return in reports to shareholders, sales literature and advertisements. PERFORMANCE FIGURES REPRESENT PAST PERFORMANCE AND ARE NOT PREDICTIVE OF FUTURE RESULTS.

         The average annual total return quotation is computed in accordance with a standardized method prescribed by rules of the Securities and Exchange Commission ("SEC"). The average annual total return for a specific period is found by taking a hypothetical, $1,000 investment ("INITIAL INVESTMENT") in Fund shares on the first day of the period, reducing the amount to reflect the maximum sales charge, and computing the "redeemable value" of that investment at the end of the period. The redeemable value is then divided by the initial investment, and this quotient is taken to the Nth root (N representing the number of years in the period) and 1 is subtracted from the result, which is then expressed as a percentage. The calculation assumes that all income and capital gains distributions have been reinvested in Fund shares at net asset value on the reinvestment dates during the period.

         Calculation of cumulative total return is not subject to a prescribed formula. Cumulative total return for a specific period is calculated by first taking a hypothetical initial investment in Fund shares on the first day of the period, deducting (in some cases) the maximum sales charge, and computing the "redeemable value" of that investment at the end of the period. The cumulative total return percentage is then determined by subtracting the initial investment from the redeemable value and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income and capital gains distributions by the Fund have been reinvested at net asset value on the reinvestment dates during the period. Cumulative total return may also be shown as the increased dollar value of the hypothetical investment over the period. Cumulative total return calculations that do not include the effect of the sales charge would be reduced if such charge were included.

         Current yield is computed in accordance with a formula prescribed by the SEC. Current yield is computed by dividing the net investment income per share earned, over a 30 day period for which the yield is presented, by the maximum offering price per share on the last day of the period, and annualize the results. The formula used is:

                           Yield = 2{(a-b/cd +1)6 -1}

Where     a = dividends accrued during the period
          b = expenses accrued for the period (net of reimbursements) c = the average daily number of shares outstanding during the period that were entitled to receive dividends d = the maximum offering price per share on the last day of the period

         The Fund has no interest income. For the purpose of computing yield, the Fund recognizes dividend income by accruing 1/360 of the stated annual dividend rate of the security each day in the last 30 days that the security is in the portfolio. In computing yield, the Fund follows certain standardized accounting practices specified by the SEC rules. These practices are not necessarily consistent with those that the Fund uses to prepare its annual and interim financial statements in conformity with generally accepted accounting principles. Thus, yield may not equal the income paid to shareholders or the income reported in the Fund's financial statements.

         In reports or other communications to shareholders or in advertising and sales literature, the Fund may compare its performance with that of other mutual funds as reported by Lipper Analytical Services, Inc. ("LIPPER"), Morningstar, Inc. ("MORNINGSTAR"), Wiesenberger Investment Companies Services ("WIESENBERGER") and CDA Investment Technologies, Inc. ("CDA"), or similar independent services which monitor the performance of mutual funds, or other industry or financial publications such as Barron's, Changing Times, Forbes and Money Magazine. Performance comparisons by these indexes, services or publications may rank mutual funds over different periods of time by means of aggregate, average, year by year, or other types of total return and performance figures. The Fund may use comparative performance as computed in a ranking by these or other independent services. Any given performance quotation or performance comparison should not be considered as representative of the performance of the Fund for any future period.

         The Fund may also compare themselves to the Consumer Price Index, a widely recognized measure of inflation, and to other indexes and averages such as, the Dow Jones Industrials, Standard & Poor's 500 Composite Stock Price Index, Wilshire 5000, Russell 2000, Dow Jones Utilities, Nasdaq Composite, New York Stock Exchange Composite and Ibbotson Common Stocks.

         The composition of these indexes or averages differs from that of the Fund. Comparison of the Fund to an alternative investment should be made with consideration of the differences in features and expected performance of the investments.

         All of the indexes and averages noted above will be obtained from the indicated sources or reporting services, which the Trust believes to be generally accurate. The Fund may also note its mention or recognition in other newspapers, magazines or media from time to time. However, the Trust assumes no responsibility for the accuracy of such data.

                             MANAGEMENT OF THE FUND

         The management of the Trust, including general supervision of the duties performed for the Fund under the Investment Management Agreement, is the responsibility of its Board of Trustees. The number of trustees of the Trust is fixed at 7, 2 of whom are "interested persons" (as the term "INTERESTED PERSONS" is defined in the Investment Company Act of 1940) and 5 of whom are "disinterested persons." The names and business addresses of the trustees and officers of the Trust and their principal occupations and other affiliations during the past five years are set forth below, with those trustees who are "interested persons" of the Trust indicated by an asterisk. In addition, Ms. Khan, noted below as an interested person of the Trust, is also the daughter of Qamaruddin Ali Yar Khan.

                                                                                  PRINCIPAL OCCUPATIONS DURING PAST
NAME AND ADDRESS                   AGE   POSITION AND OFFICES WITH TRUST                 FIVE YEARS
----------------                   ---   -------------------------------                 ----------

Qamaruddin Ali Yar Khan*            55   Chairman, President and Trustee  President, Director, and shareholder
2037 Bloomingdale Road, Suite #211                                        of Income Achievers, Inc. (since its
Glendale Heights, IL  60139                                               inception in 1995 to present); Controller
                                                                          of Sonoscan, Inc. (manufacturer of
                                                                          ultrasonic testing equipment) (since
                                                                          1990 to present) and manager of
                                                                          Sonoscan's accounting department (1987-1990);
                                                                          and owner of Glenside Accounting & Tax
                                                                          Services (1989-1998).

Sharmeen F. Khan*                   28   Treasurer, Trustee               Certified Public Accountant, Data
253 East Delaware Place                                                   Base Manager (1993 to 1996);
Suite #21F                                                                Consultant for Peoples Soft
Chicago, IL  60611                                                        (software company) (1996 to present).



                                      B-5


M. A. Rahman Khan                   62   Trustee                          President and Owner of Management
3705 Briar Lane                                                           Systems Ltd. (since 1985 to present)
Hazel Crest, IL  60429                                                    (computer consulting organization);
                                                                          Professor of Computer Science at
                                                                          City Colleges of Chicago (since
                                                                          September, 1990 to present).

Syed Shamshad Husain                64   Trustee                          Managing Director of IQRA
1046 Longford Road                                                        International Education Foundation
Bartlett, IL  60103                                                       (since 1995 to present) (publisher
                                                                          of Islamic religious books); Manager
                                                                          at All State Insurance Company (from
                                                                          1968 to 1994).

Syed K. Raheemullah                 52   Trustee                          Member of the technical staff for
25 W. 181 Salem                                                           Lucent Technologies (since 1986 to
Naperville, IL  60540                                                     present) (manufacturer of telephone
                                                                          equipment).

Hamid Reza Zarafshar                41   Trustee                          Consulting Member of the technical
30 W. 292 Maple Tree Lane                                                 staff of Lucent Technologies (since
West Chicago, IL  60185                                                   1984 to present) (manufacturer of
                                                                          telephone equipment).

Shakir Moiduddin                    55   Trustee                          Physician in own practice in Burr
106 Circle Ridge Drive                                                    Ridge (since 1993 in this practice
Burr Ridge, IL  60521                                                     to present).

Sabina Abdul Qadir                  28   Secretary                        College Student (during last 5
2037 Bloomingdale Road                                                    years).
Suite #211
Glendale Heights, IL  60139

Farooq Sultan                       56   Controller                       Mobil Franchisee (since 1995 to
2037 Bloomingdale Road                                                    present)
Suite #211
Glendale Heights, IL  60139

         Although the Board of Trustees has authority to establish an Executive Committee with the power to act on behalf of the Board between meetings and to exercise all powers of the Trustees in the management of the Trust, no Executive Committee has been established at this time.

         The following table sets forth estimated compensation to be paid by the Trust to each of the trustees who are not designated "interested persons" during the Trust's first full fiscal year. The Trust has no retirement or pension plans. The officers and trustees affiliated with the Income Achievers, Inc., the Fund's adviser (the "ADVISER") serve without any compensation from the Trust.

                                                                 TOTAL**
                                    ESTIMATED*             COMPENSATION FROM
NAME OF TRUSTEE              AGGREGATE COMPENSATION      TRUST AND FUND COMPLEX
                                 FROM THE TRUST             PAID TO TRUSTEES
                                 --------------             ----------------

M.A. Rahman Khan                      $400                      $400

Syed Shamshad Husain                 $400                      $400

Syed K. Raheemullah                   $400                      $400

Hamid Reza Zarafshar                  $400                      $400

Shakir Moiduddin                      $400                      $400
--------------------

* The estimated compensation to be paid by the Trust to the independent trustees for the current fiscal year ending June 30, 2001.

** The Fund is the only investment company in the fund complex and the Independent Trustees serve only as trustees for the Fund.

Each trustee who is not affiliated with the Adviser receives $100 per day plus expenses for attendance at all meetings held on a day on which a regularly scheduled board meeting is held and $50 per day plus expenses for attendance by telephone at a meeting held on each day on which no regular board meeting is held. The Trust requires no employees other than its officers, all of whom are compensated by Income Achievers, Inc.

                         PRINCIPAL HOLDERS OF SECURITIES

         As of June 15, 2000, the following persons owned beneficially 5% or more of the Fund's outstanding equity securities:

                                                             PERCENTAGE OF
        NAME AND ADDRESS OF OWNER                          RECORD OWNERSHIP
        -------------------------                          ----------------

        Qamaruddin Ali                                            25%
        Yar Khan and
        Sabera Khan
        2037 Bloomingdale Road, Suite #211
        Glendale Heights, IL  60139

        Shamim Qureshi                                            10%
        6715 Kingswood Drive
        Willowbrook, IL 60521

        Farooq & Sara Sultan                                      20%
        637D Dana Court
        Naperville, IL 60563

        Omer Sultan                                               10%
        637D Dana Court
        Naperville, IL 60563

        Zareena Abbas                                             10%
        1008 West Foster Avenue
        Chicago, IL 60640

        Mohammed Misbahuddin and Afzal Misbah                     5%
        152 Fleetwood Drive
        Glendale Heights, IL 60139

        Raj Mohammed                                              5%
        85 Pleasant Street
        Hoffman Estates, IL 60194

         As Mr. Qamaruddin Ali Yar Khan is the Chairman, President and a Trustee of the Fund and Mr. Farooq Sultan is the Controller for the Fund, the officers and Trustees of the Fund as a group owned 45% of the Fund's securities as of June 15, 2000. Because Mr. Qamaruddin Ali Yar Khan and Sabera Khan owns 25% of the Fund's shares, they may be presumed to control the Fund. However, it is expected that as a result of the public offering, this percentage of ownership will decrease.


                     INVESTMENT ADVISORY AND OTHER SERVICES

         Adviser

         Income Achievers, Inc. acts as adviser to the Fund, with responsibility for the overall management of the Fund. Its address is 2037 Bloomingdale Road, Suite #211, Glendale Heights, IL 60137. Pursuant to its Investment Management Agreement, Income Achievers provides investment advisory and certain administrative services for the Fund. In performing its duties, the Adviser will also determine if the securities are in accordance with Islamic principles.

Subject to the policies the Board of Trustees may determine, the Adviser makes investment decisions on behalf of the Fund, makes available research and any statistical data therewith, and supervises the acquisition and disposition of investments by the Fund, including the selection of broker-dealers to carry out portfolio transactions. The Adviser will permit any of its officers and directors to serve without compensation from the Fund as trustees or officers of the Trust if elected to such positions.

         Qamaruddin Ali Yar Khan, Chairman, President and a trustee of the Trust, is also President and majority shareholder of the Adviser. Accordingly, the Adviser is controlled by Mr. Khan by virtue of his stock ownership.

         In addition to the advisory services noted above, the Adviser will also provide certain administrative services to the Trust, subject to the supervision of the Board of Trustees and the terms of the Investment Management Agreement. Under the Investment Management Agreement, the Adviser will provide to the Trust facilities, equipment, statistical and research data, clerical, accounting and bookkeeping services, internal auditing and legal services, and personnel to carry out all management services required for operation of the business and affairs of the Fund other than those services performed by the Trust's distributor, custodian, transfer agent and administrator, and those services normally performed by the Trust's counsel and auditors. The Adviser at its own expense shall furnish all executive and other personnel, office space, and office facilities required to render the investment management and administrative services set forth in the Investment Management Agreement. Unless expressly assumed by the Adviser, the Adviser shall not be obligated to pay any costs or expenses incidental to the organization, operations or business of the Trust. For its services, this Fund will pay the Adviser monthly a fee at the annual rate of .8 of 1% of the Fund's average daily net assets. In addition to this fee, the Fund bears all of its other expenses, including but not limited to, telephone and other communications facilities, a pro rata portion of salary, fees and expenses (including legal fees) of those trustees, officers and employees of the Fund who are not officers, directors or employees of the Adviser; interest expenses; fees and expenses of the custodian, transfer agent and administrator; taxes and government fees; brokerage commissions and other expenses incurred in acquiring or disposing of portfolio securities; expenses of registering and qualifying shares for sale with the SEC and state securities commissions; accounting costs (including those provided by the Adviser), legal costs; insurance premiums; expenses of maintaining the Fund's legal existence and of shareholders' meetings; expenses of preparation and distribution to existing shareholders of reports, proxies and prospectuses; and fees and expenses of membership in industry organizations. For the first few years of the Fund's operations, the Adviser may bear some of these expenses at its own discretion.

         The Investment Management Agreement will continue in effect for a period of more than two years only so long as it is approved at least annually by the Trust's Board of Trustees or by a vote of the outstanding voting securities of the Fund and in either case by a majority of the Trustees who are not parties to the Agreement or interested persons of any such party. The Agreement terminates automatically if it is assigned and may be terminated without penalty by either party upon at least 60 days' written notice. The Agreement provides that the Adviser shall not be liable for any loss sustained by reason of the purchase, sale or retention of any security, whether or not such purchase, sale or retention shall have been based upon the investigation and research made by any other individual, firm or corporation, if such recommendation shall have been selected with due care and in good faith, except for loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or by reason of reckless disregard of its obligations and duties under the Agreement.

         Administrator

         The administrator for the Fund is American Data Services, Inc. (the "ADMINISTRATOR"), which has its principal office at The Hauppauge Corporate Center, 150 Motor Parkway, Hauppauge, New York 11788, and is primarily in the business of providing administrative, fund accounting and stock transfer services to retail and institutional mutual funds. Pursuant to an Administration & Accounting Service Agreement with the Fund, the Administrator provides certain administrative services necessary for the operations of the Fund, subject to the supervision of the Fund's Board of Trustees.

         Under the Administration & Accounting Service Agreement, the Administrator, subject to the direction and control of the Board of Trustees, shall manage all aspects of the Trust's operations with respect to the Fund except those that are the responsibility of any other service provider hired by the Trust, all in such manner and to such extent as may be authorized by the Board. The Administrator will provide persons suitable to the Board to serve as officers of the Trust and will provide the Fund with adequate office space, communication facilities and personnel to perform certain administrative services including, but not limited to: (i) overseeing the performance of administrative and professional services rendered to the Trust by others, including its custodian, transfer agent as well as legal, auditing, shareholder services and other services performed for the Fund; (ii) assisting the Adviser in monitoring Fund holdings for compliance with Prospectus investment restrictions and assist in preparation of periodic compliance reports, as applicable; (iii) preparing and coordinating the printing of semi-annual and annual financial statements; (iv) preparing selected management reports for performance and compliance analyses as may be agreed upon from time to time; (v) advising the Trust and the Board on matters concerning the Trust and its affairs; (vi) with the cooperation of counsel, the Adviser, officers of the Trust and other relevant parties, preparing and disseminating materials for Board meetings, including agendas and selected financial data as may be agreed upon, attending and participating in Board meetings to the extent requested; and preparing or causing to be prepared minutes of the Board meeting; (vii) determining the income and capital gains available for distribution and calculating the distributions required to meet regulatory, income and excise tax requirements, each function to be reviewed by the Fund's independent public accountants; (viii) preparing the Fund's federal, state and local tax returns to be reviewed by the Fund's independent public accountants; (ix) preparing and maintaining the Fund's operating expense budget; (x) in consultation with the Fund's outside counsel, assisting in and overseeing the preparation, filing and printing of amendments to the Fund's registration statement, periodic reports to shareholders and the SEC, notices pursuant to Rule 24f-2, proxy materials and reports to the SEC on Form N-SAR; (xi) coordinating the Fund's annual or SEC audit by assisting the independent auditors and upon approval of the Fund, any regulatory body in a review of the Fund's accounts and records, providing appropriate financial schedules, and providing office facilities, as may be required; (xii) after consultation with the Trust and Adviser, determining the jurisdictions in which the shares of the Fund will be registered or qualified for sale and registering or preparing applicable filings with respect to the shares with the various states (PROVIDED that fees for registration with the states or for qualifying the Fund shall be paid by the Fund); (xiii) monitoring sales of shares to ensure that the Fund's shares are properly and duly registered with the SEC; (xiv) overseeing the calculation of performance data;
(xv) preparing or causing to be prepared expense and financial reports; and
(xvi) assisting in the selection of other service providers.

         Pursuant to the Fund Administration & Accounting Service Agreement, the Administrator also provides the Fund with accounting services, including (i) daily calculating of the Fund's net asset value; (ii) calculating each item of income, expense, deduction, credit gain and loss, if any, as required by the Trust and in accordance with specified applicable tax and accounting standards;
(iii) preparing and maintaining books and records required by Rule 31a-1 of the Investment Company Act of 1940 applicable to the Administrator's fulfillment of its duties, and such other documents as necessary or advisable for compliance with applicable regulations as may be agreed upon; (iv) making adjustments as the Administrator and Trust agree are necessary to accruals of estimated expenses or income; (v) providing daily portfolio valuation, net asset calculation and other standard operational reports as requested; (vi) providing certain accounting data in connection with the preparation of the Fund's semi-annual reports and financial statements, tax returns, updating the financial information in its registration statement, and proxy statements; (vii) providing facilities to accommodate annual or SEC audits; (viii) transmitting to and receiving from the Fund's transfer agent appropriate data on a daily basis and reconciling certain data with the transfer agent; (ix) periodically reconciling appropriate data with the Fund's custodian; and (x) performing such other recordkeeping, reporting and other tasks as may be requested upon notice and for mutually acceptable compensation. In addition to administrative and accounting services, the Administrator also serves as the Fund's transfer and dividend paying agent.

         For the services rendered by the Administrator, the Fund pays the Administrator a monthly fee. These fees are set forth in the Fund's prospectus under the section entitled "General Information - Custodian, Administrator and Transfer Agent." The Fund also pays the Administrator for any out-of-pocket expenses.

         The Administration & Accounting Service Agreement shall remain in effect for three years following its initial approval and subject to annual approval of the Board, one-year periods thereafter. If at any time during the initial or any subsequent term of the Agreement, the Administrator is replaced as transfer agent for any reason other than for a material breach of the Administration & Accounting Service Agreement which the Administrator does not cure within a reasonable time, or the Fund is merged into or sells all (or substantially all) of its assets to another fund or family of funds for which the Administrator does not serve as transfer agent, then the Fund shall, immediately upon demand by the Administrator, make a one-time cash payment equal to the net present value of the revenues the Administrator would have earned during the remainder of the initial or subsequent term of the Agreement, as the case may be, at the fee rate in effect at the time of such event (including any applicable minimum). The Administration & Accounting Service Agreement may not be assigned by the Fund without prior written consent. The Agreement provides that the Administrator shall be held to the exercise of reasonable care in carrying out the provisions of the Agreement, but shall be without liability to the Fund for any action taken or omitted by it in good faith without gross negligence, bad faith, willful misconduct or reckless disregard of its duties under the Agreement.

                                 CODE OF ETHICS

         You should also note that the Income Achievers, Inc., the Fund's Adviser and underwriter, and the Fund have adopted a code of ethics under Rule 17j-1 of the 1940 Act. The purpose of a code is to avoid potential conflicts of interest and to prevent fraud, deception or misconduct with respect to the Fund. Such code of ethics permits personnel subject to the Code to invest in securities, including securities that may be purchased or held by the Fund.


                              BROKERAGE ALLOCATION

         The Adviser is responsible for decisions to buy and sell securities for the Fund and for the placement of the Fund's securities business, the negotiation of the commissions to be paid on brokered transactions, the prices for principal trades in securities, and the allocation of portfolio brokerage and principal business. It is the policy of the Adviser to seek the best execution at the best security price available with respect to each transaction, and with respect to brokered transactions, in light of the overall quality of brokerage and research services provided to the respective Adviser and its advisees. The best price to the Fund means the best net price without regard to the mix between purchase or sale price and commission, if any. Portfolio securities transactions will normally be effected through brokers on securities exchanges. Purchases may also be made from underwriters, dealers, and, on occasion, the issuers. Purchases and sales of portfolio securities through brokers involve a commission to the broker. The purchase price of portfolio securities purchased from an underwriter or dealer may include underwriting commissions and dealer spreads. The Fund may pay mark-ups on principal transactions. In selecting broker-dealers and in negotiating commissions, the portfolio manager considers the firm's reliability, the quality of its execution services on a continuing basis and its financial condition. The Adviser may also consider sales of a Fund's shares as a factor in the selection of broker-dealers to execute portfolio transactions, subject to the policy of obtaining best price and execution.

         Section 28(e) of the Securities Exchange Act of 1934 ("SECTION 28(E)") permits an investment adviser, under certain circumstances, to cause an account to pay a broker or dealer who supplies brokerage and research services a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction. Brokerage and research services include (a) furnishing advice as to the value of securities, the advisability of investing, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (b) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (c) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody).

         In selecting brokers, the Adviser also may consider investment and market information and other research, such as economic, securities, financial and performance measurement research, provided by such brokers, and the quality and reliability of brokerage services, including execution capability, performance, and financial responsibility. Accordingly, the commissions charged by any such broker may be greater than the amount another firm might charge if the Adviser determines in good faith that the amount of such commissions is reasonable in relation to the value of the research information and brokerage services provided by such broker to the Adviser or the Fund. The Adviser believes that the research information received in this manner provides the Fund with benefits by supplementing the research otherwise available to the Fund. The research supplied, however, may or may not be of value or used in making investment decisions for the Fund. Further, although as of the date of this Statement of Additional Information the Adviser did not have any advisory accounts other than the Fund, the Adviser may in the future advise other accounts. In such case, the Adviser may use such research in servicing all of its accounts and not all such services may be used by the Adviser in connection with the Fund. The Investment Management Agreement provides that such higher commissions will not be paid by the Fund unless the Adviser determines in good faith that the amount is reasonable in relation to the services provided. The investment advisory fees paid by the Fund to the Adviser under the Investment Management Agreement are not reduced as a result of receipt by the Adviser of research services.

         In addition, if the Adviser advises other accounts in the future, the Adviser will seek to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities by the Fund or with another advisory account. In some cases, this procedure could have an adverse effect on the price or the amount of securities available to the Fund. In making such allocations between the Fund and any other advisory account, the main factors considered by the Adviser are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment and the size of investment commitments generally held.

          PURCHASE, REDEMPTION AND PRICING OF SECURITIES BEING OFFERED

         As described in the Prospectus, you may purchase shares of the Fund at a public offering price equal to the applicable net asset value per share plus an up-front sales charge imposed at the time of purchase. For information regarding the up-front sales charge, see "Summary of Fund Expenses" and "How to Buy Fund Shares" in the Prospectus. Set forth is an example of the method of computing the offering price of the shares of the Fund. The example assumes a purchase on June 14, 2000 of shares from the Fund at a price based upon the net asset value of the shares.

Net Asset Value per share...............................................$10.00
Per Share Sales Charge--3% of public offering price
         (3.093% of net asset value).....................................$.309
Per Share Offering Price to the Public.................................$10.309

         The Fund receives the entire net asset value of all shares that are sold. Income Achievers, as underwriter of the Fund, retains the full applicable sales charge from which it pays the uniform allowances shown in the Prospectus to authorized dealers. Net asset value per share is determined by dividing the value of all securities and other assets, less liabilities, by the number of shares outstanding. The net asset value is determined for the Fund as of the close of trading on the New York Stock Exchange (generally 4 p.m. New York time) on each day the Exchange is open for trading. The Exchange is generally closed on: New Year's Day, Washington's Birthday/President's Day, Good Friday, Memorial Day, Independence Day (observance), Labor Day, Thanksgiving Day and Christmas Holiday.


                             DISTRIBUTION OF SHARES

         Income Achievers, the Fund's investment adviser, also acts as the distributor of the shares of the Fund as provided by a distribution agreement with the Trust (the "DISTRIBUTION AGREEMENT"). Pursuant to the Distribution Agreement, the Trust appointed Income Achievers to be its agent for the distribution of the Fund's shares on a continuous offering basis. Income Achievers has agreed to use its "best efforts" to distribute the Fund's shares, but has not committed to purchase or sell any specific number of shares. The Distribution Agreement for the Fund shall continue in effect for a period of more than two years only so long as its continuance is approved annually by the vote of the Trustees and the disinterested Trustees at a meeting called for such purpose. The Distribution Agreement will automatically terminate in the event of its assignment. Pursuant to the Distribution Agreement, Income Achievers may sell the Fund's shares directly to retail customers or to or through brokers, dealers, banks, or other qualified financial intermediaries. Under the Distribution Agreement, Income Achievers at its own expense will finance certain activities incident to the sale and distribution of the Fund's shares including, printing and distributing prospectuses and statements of additional information to other than existing shareholders, the printing and distributing of advertising and sales literature (except such expenses shall not include expenses incurred by the Fund in connection with the preparation, printing and distribution of any report or other communication to shareholders in their capacity as such), and giving of concessions to any dealers. Income Achievers receives for its services the excess, if any, of the sales price of a Fund's shares less the net asset value of those shares, and may reallow a majority or all of such amounts to any dealers who sold the shares. The staff of the Commission takes the position that dealers who receive 90% or more of the applicable sales charge may be deemed underwriters under the Securities Act of 1933, as amended.


                                   TAX STATUS

         The following discussion of federal income tax matters is based upon the advice of Chapman and Cutler, counsel to the Trust.

         As described in the Prospectus, the Fund intends to qualify under Subchapter M of the Internal Revenue Code of 1986, as amended (the "CODE") for tax treatment as a regulated investment company. In order to qualify as a regulated investment company, the Fund (i) must elect to be treated as a regulated investment company and (ii) for each taxable year thereafter, must satisfy certain requirements relating to the source of its income, diversification of its assets, and distributions of its income to shareholders. First, the Fund must derive at least 90% of its annual gross income (including tax-exempt interest) from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities, foreign currencies or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "90% GROSS INCOME TEST"). Second, the Fund must diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets is comprised of cash, cash items, United States Government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to an amount not greater in value than 5% of the value of the Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund's total assets is invested in the securities of any one issuer (other than United States Government securities and securities of other regulated investment companies) or two or more issuers controlled by the Fund and engaged in the same, similar or related trades or businesses.

         As a regulated investment company, the Fund will not be subject to federal income tax in any taxable year for which it distributes at least 90% of the sum of (i) its "investment company taxable income" (without regard to its net capital gain, I.E., the excess of its net long-term capital gain over its short-term capital loss) and (ii) its net tax-exempt interest (the excess of its gross tax-exempt interest income over certain disallowed deductions). In addition, to the extent the Fund timely distributes to shareholders at least 98% of its taxable income (including any net capital gain), it will not be subject to the 4% excise tax on certain undistributed income of regulated investment companies. The Fund intends to make timely distributions in compliance with these requirements and consequently it is anticipated that they generally will not be required to pay the excise tax. The Fund intends to distribute at least annually to its shareholders all or substantially all of its investment company taxable income and net capital gain.

         Treasury regulations permit a regulated investment company, in determining its investment company taxable income and net capital gain, to elect (unless it has made a taxable year election for excise tax purposes as discussed below) to treat all or part of any net capital loss, any net long-term capital loss or any net foreign currency loss incurred after October 31 as if they had been incurred in the succeeding year.

         If the Fund engages in hedging transactions involving financial futures and options, these transactions will be subject to special tax rules, the effect of which may be to accelerate income to the Fund, defer the Fund's losses, cause adjustments in the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

         Prior to purchasing shares in the Fund, a shareholder should carefully consider the impact of dividends or distributions which are expected to be or have been declared, but not paid. Any dividend or distribution declared shortly after a purchase of such shares prior to the record date will have the effect of reducing the per share net asset value by the per share amount of the dividend or distribution and will be subject to federal income tax to the extent it is a distribution of ordinary income or capital gain.

         In any taxable year of the Fund, distributions from the Fund, other than distributions which are designated as capital gain dividends, will to the extent of the earnings and profits on such Fund constitute dividends for Federal income tax purposes which are taxable as ordinary income to shareholders. To the extent that distributions to a shareholder in any year exceed the Fund's current and accumulated earnings and profits, they will be treated as a return of capital and will reduce the shareholder's basis in his or her shares and, to the extent that they exceed his or her basis, will be treated as gain from the sale of such shares as discussed below. Distributions of the Fund's net capital gain which are properly designated as capital gain dividends by the Fund will be taxable to the shareholders as long-term capital gain, regardless of the length of time the shares have been held by a shareholder. Distributions will be taxed in the manner described (I.E., as ordinary income, long-term capital gain or return of capital) even if reinvested in additional shares of the Fund.

         Although dividends generally will be treated as distributed when paid, dividends declared in October, November or December, payable to shareholders of record on a specified date in one of those months and paid during the following January, will be treated as having been distributed by the Fund (and received by the shareholders) on December 31 of the year such dividends are declared.

         The redemption or exchange of the shares of the Fund normally will result in capital gain or loss to the shareholders. Generally, a shareholder's gain or loss will be long-term gain or loss if the shares have been held for more than one year.

         Present law taxes both long- and short-term capital gains of corporations at the rates applicable to ordinary income. The Internal Revenue Service Restructuring and Reform Act of 1998 (the "1998 TAX ACT") provides that for taxpayers other than corporations, net capital gain (which is defined as net long-term capital gain over net short-term capital loss for the taxable year) realized from property (with certain exclusions) is subject to a maximum marginal stated tax rate of 20% (10% in the case of certain tax payers in the lowest tax bracket). Capital gain or loss is long-term if the holding period for the asset is more than one year, and is short-term if the holding period for the asset is one year or less. The date on which a share is acquired (I.E., the "TRADE DATE") is excluded for purposes of determining the holding period of the share. Capital gains realized from assets held for one year or less are taxed at the same rates as ordinary income. In addition, please note that capital gains may be recharacterized as ordinary income in the case of certain financial transactions that are "conversion transactions" effective for transactions entered into after April 30, 1993. Shareholders and prospective investors should consult with their tax advisers regarding the potential effect of this provision on their investment in shares of the Fund. Note that if a sale of shares held for less than six months results in a loss, the loss will be treated as long-term capital loss to the extent of any capital gain distribution made with respect to such shares during the period those shares are held by the shareholder.

         In addition, please note that capital gains may be recharacterized as ordinary income in the case of certain financial transactions that are considered "conversion transactions" effective for transactions entered into after April 30, 1993. Shareholders and prospective investors should consult with their tax advisors regarding the potential effect of this provision on their investment in shares of the Fund.

         Under the Code, certain miscellaneous itemized deductions, such as investment expenses, tax return preparation fees and employee business expenses, will be deductible by individuals only to the extent they exceed 2% of adjusted gross income. Miscellaneous itemized deductions subject to this limitation under present law do not include expenses incurred by the Fund as long as the shares of the Fund are held by or for 500 or more persons at all times during the taxable year or another exception is met. In the event the shares of the Fund are held by fewer than 500 persons, additional taxable income may be realized by the individual (and other noncorporate) shareholders in excess of the distributions received from the Fund.

         All or a portion of a sales load paid in purchasing shares of the Fund cannot be taken into account for purposes of determining gain or loss on the redemption or exchange of such shares within 90 days after their purchase to the extent shares of the Fund or another fund are subsequently acquired without payment of a sales load or with the payment of a reduced sales load pursuant to the reinvestment or exchange privilege. Any disregarded portion of such load will result in an increase in the shareholder's tax basis in the shares subsequently acquired. In addition, no loss will be allowed on the redemption or exchange of shares of the Fund if the shareholder purchases other shares of such Fund (whether through reinvestment of distributions or otherwise) or the shareholder acquires or enters into a contract or option to acquire securities that are substantially identical to shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after such redemption or exchange. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

         If in any year the Fund should fail to qualify under Subchapter M for tax treatment as a regulated investment company, the Fund would incur a regular corporate federal income tax upon its income for that year, and distributions to its shareholders would be taxable to shareholders as ordinary dividend income for federal income tax purposes to the extent of the Fund's available earnings and profits.

         The Fund is required in certain circumstances to withhold 31% of taxable dividends and certain other payments paid to non-corporate holders of shares who have not furnished to the Fund their correct taxpayer identification number (in the case of individuals, their social security number) and certain certifications, or who are otherwise subject to backup withholding.

         A shareholder who is a foreign investor (I.E., an investor other than a United States citizen or resident or a United States corporation, partnership, estate or trust) should be aware that, generally, subject to applicable tax treaties, distributions from the Fund which constitute dividends for Federal income tax purposes (other than dividends which the Fund designates as capital gain dividends) will be subject to United States income taxes, including withholding taxes. However, distributions received by a foreign investor from the Fund that are designated by the Fund as capital gain dividends should not be subject to United States Federal income taxes, including withholding taxes, if all of the following conditions are met: (i) the capital gain dividend is not effectively connected with the conduct by the foreign investor of a trade or business within the United States, (ii) the foreign investor (if an individual) is not present in the United States for 183 days or more during his or her taxable year, and (iii) the foreign investor provides all certification which may be required of his status (foreign investors may contact the Fund to obtain a Form W-8 BEN which must be filed with the Fund and refiled every three calendar years thereafter). Foreign investors should consult their tax advisors with respect to United States tax consequences of ownership of shares. Shares in the Fund and Fund distributions may also be subject to state and local taxation and shareholders should consult their tax advisors in this regard.

         A corporate shareholder may be entitled to a 70% dividends received deduction with respect to any portion of such shareholder's ordinary income dividends which are attributable to dividends received by the Fund on certain equity securities. This rule does not apply to certain corporate shareholders, such as "S" corporations, which are not eligible for the deduction because of their special characteristics and also does not apply for purposes of special taxes such as the accumulated earnings tax and the personal holding corporation tax. The Fund will designate the portion of any taxable dividend which is eligible for this deduction. However, a corporate shareholder should be aware that Sections 246 and 246A of the Code impose additional limitations on the eligibility of dividends for the 70% dividends received deduction. These limitations include a requirement that stock (and therefore shares of the Fund) must generally be held at least 46 days (as determined under Section 246(c) of the Code). Regulations have been issued which address special rules that must be considered in determining whether the 46 days holding requirement is met. Moreover, the allowable percentage of the deduction will generally be reduced from 70% if a corporate shareholder owns shares of the Fund the financing of which is directly attributable to indebtedness incurred by such corporation. It should be noted that various legislative proposals that would affect the dividends received deduction have been introduced. To the extent dividends received by the Fund are attributable to foreign corporations, a corporate shareholder will not be entitled to the dividends received deduction with respect to its share of such foreign dividends since the dividends received deduction is generally available only with respect to dividends paid by domestic corporations. It should be noted that payments to the Fund of dividends on equity securities that are attributable to foreign corporations may be subject to foreign withholding taxes. Corporate shareholders should consult with their tax advisers with respect to the limitations on, and possible modifications to, the dividends received deduction.

         The foregoing is a general and abbreviated summary of the provisions of the Code and Treasury Regulations presently in effect as they directly govern the federal income taxation of the Fund and their shareholders and relates only to the federal income tax status of the Fund and to the tax treatment of distributions by the Fund to United States shareholders. For complete provisions, reference should be made to the pertinent Code sections and Treasury Regulations. The Code and Treasury Regulations are subject to change by legislative or administrative action, and any such change may be retroactive with respect to Fund transactions. Shareholders are advised to consult their own tax advisers for more detailed information concerning the federal taxation of the Fund and the income tax consequences to their shareholders, as well as with respect to foreign, state and local tax consequences of ownership of Fund shares.


                  INDEPENDENT PUBLIC ACCOUNTANTS AND CUSTODIAN

         Union Bank of California, N.A., 350 California Street, San Francisco, California 94104, is the custodian of the Fund. As custodian for the Fund, the bank holds in custody all securities and cash, settles for all securities transactions, receives money from sale of shares and on order of the Fund pays the authorized expenses of the Fund. When Fund shares are redeemed by investors, the proceeds are paid to the shareowner from an account at the custodian bank.

         McCurdy & Associates CPA's Inc., 27955 Clemens Road, Westlake, Ohio 44145, are the independent accountants for the Trust and the Fund. The accountants will conduct an annual audit of the Fund and assist the Adviser in any accounting matters throughout the year.


         Organization

         The Fund is a series of the Islamia Group of Funds (the "TRUST"), an open-end diversified management investment company under the Investment Company Act of 1940. The Trust was organized as a Massachusetts business trust on December 23, 1996. The Board of Trustees of the Trust is authorized to issue an unlimited number of shares in one or more series or "Funds," which may be divided into classes of shares. Currently, there is one series authorized and outstanding, which has only one class of shares. Each share of the Fund has equal rights as to voting, redemption, dividends, and liquidation as the other shares of the Fund. There are no conversion, preemptive or other subscription rights. The Board of Trustees has the right to establish additional series in the future, to change those series and to determine the preferences, voting powers, rights and privileges thereof.

         In the interest of economy and convenience, certificates representing shares purchased will not be ordinarily issued. The investor, however, will have the same rights of ownership with respect to such shares as if certificates had been issued.

         The Trust is not required and does not intend to hold annual meetings of shareholders. Shareholders owning more than 10% of the outstanding shares of the Fund have the right to call a special meeting to remove Trustees or for any other purpose.

         Under the Declaration of Trust of the Trust, the Trust or any series of the Trust (including the Fund) may be terminated at any time by the Trustees by written notice to the shareholders of the Trust, or such series as the case may be, without a vote of the shareholders of the Trust, or of such series, or the Trust or any series of the Trust may be terminated by the affirmative vote of the shareholders in accordance with provisions of the Declaration of Trust.

         Under Massachusetts law applicable to Massachusetts business trusts, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration of Trust of the Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Trust's Declaration of Trust further provides for indemnification out of the assets and property of the Trust for all loss and expense of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust or Fund itself was unable to meet its obligations. The Trust believes the likelihood of the occurrence of these circumstances is remote.

                              FINANCIAL STATEMENTS


                             THE ISLAMIA INCOME FUND
                      STATEMENTS OF ASSETS AND LIABILITIES
                                  JUNE 14, 2000

--------------------------------------------------------------------------------

                                                                        INCOME
                                                                         FUND

        ASSETS
        Cash......................................................    $ 100,000
                                                                      ---------

        NET ASSETS................................................    $ 100,000
                                                                      ---------

        Shares of common stock outstanding
        (Unlimited shares authorized,
        No par value).............................................       10,000
                                                                      ---------

        Net asset value, offering price and
        redemption price per share................................      $ 10.00
                                                                      ---------








          The accompanying notes are an integral part of this statement

                             THE ISLAMIA INCOME FUND


                  NOTES TO STATEMENTS OF ASSETS AND LIABILITIES


                               AS OF JUNE 14, 2000

--------------------------------------------------------------------------------


1. The Islamia Income Fund (the "FUND") is a series of The Islamia Group of Funds (the "TRUST"). The Fund is a diversified, open-end management investment company, which is sold with a 3% load. The Fund's primary objective is to provide current income and, as a secondary objective, appreciation of capital, each consistent with Islamic principles. The Trust was organized as a Massachusetts business trust on December 23, 1996. On June 14, 2000, 10,000 shares of the Fund were issued for cash at a purchase price of $10.00 per share. The Fund has had no operations except for the initial issuance of shares.

2. Expenses incurred in connection with the organization of the Fund and the initial offering of shares will be permanently absorbed by Income Achievers, Inc. (the "ADVISER").

3. Reference is made to the Prospectus and the Statement of Additional Information for a description of the Management Agreement, the Administration & Accounting Service Agreement, the Transfer Agency Agreement, tax aspects of the Fund and the calculation of the net asset value of the shares of the Fund.

To The Shareholders and Board of Trustees
Islamia Group of  Funds:

We have audited the accompanying statement of assets and liabilities of Islamia Group of Funds (comprising, respectively, the Islamia Income Fund) as of June 14, 2000. This financial statement is the responsibility of the Company's management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of assets and liabilities is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statement of assets and liabilities. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall statement of assets and liabilities presentation. Our procedures included confirmation of cash held by the custodian as of June 14, 2000, by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the statement of assets and liabilities referred to above presents fairly, in all material respects, the financial position of the Islamia Income Fund constituting Islamia Group of Funds as of June 14, 2000, in conformity with generally accepted accounting principles.





McCurdy & Associates CPA's, Inc.
Westlake, Ohio
June 16, 2000

                           PART C -- OTHER INFORMATION

ITEM 22:             FINANCIAL STATEMENTS AND EXHIBITS

(a)      Financial Statements:

         Included in the Prospectus:

                  Not Applicable

         Included in Statement of Additional Information:

                  Statements of Assets and Liabilities, June 14, 2000, for the
                        Fund.

         Report of Independent Public Accountants dated June 16, 2000.

ITEM 23:             EXHIBITS:

(a)      Declaration of Trust of Registrant.(1)

(a)(1)   Certificate of Establishment and Designation of Series.(1)

(b)      Bylaws of Registrant.(2)

(c)      Not Applicable.

(d) Investment Management Agreement between Registrant and Income Achievers, Inc.(2)

(e)(1)   Distribution Agreement between Registrant and Income Achievers, Inc.(2)

(e)(2)   Dealer Agreement.(2)

 (f)     Not Applicable.

(g) Form of Custodian Agreement between Registrant and Union Bank of California, N.A.(2)

(h)(1) Transfer Agency Agreement between Registrant and American Data Services, Inc.(2)

(h)(2) Administration & Accounting Service Agreement between Registrant and American Data Services, Inc.(2)

(i)      Opinion and consent of Chapman and Cutler, dated June 20, 2000.(2)

(j)      Consent of Independent Public Accountants.(2)

(k)      Not Applicable.

(l)      Subscription Agreements.(2)

(m)      Not Applicable.

(n)      Not Applicable.

(o)      Not Applicable.

(p)      Code of Ethics and Reporting Requirements.(2)
--------------------

(1) Incorporated by reference to the initial registration statement filed on Form N-1A for Registrant on January 22, 1997.

(2)   Filed herewith.

ITEM 24.   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         Not applicable

ITEM 25.   INDEMNIFICATION

         Section 4 of Article XII of Registrant's Declaration of Trust provides as follows:

         Subject to the exceptions and limitations contained in this Section 4, every person who is, or has been, a Trustee, officer, employee or agent of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a "COVERED PERSON"), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof.

         No indemnification shall be provided hereunder to a Covered Person:

                   (a) against any liability to the Trust or its Shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

                   (b) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interests of the Trust; or

                   (c) in the event of a settlement or other disposition not involving a final adjudication (as provided in paragraph (a) or (b)) and resulting in a payment by a Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office by the court or other body approving the settlement or other disposition or a reasonable determination, based on a review of readily available facts (as opposed to a full trial-type inquiry), that he did not engage in such conduct:

               (i) by a vote of a majority of the Disinterested Trustees acting on the matter (PROVIDED that a majority of the Disinterested Trustees then in office act on the matter); or

               (ii) by written opinion of independent legal counsel.

         The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel other than Covered Persons may be entitled by contract or otherwise under law.

         Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under this
Section 4 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4, PROVIDED that either:

                   (a) such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or

                   (b) a majority of the Disinterested Trustees acting on the matter (PROVIDED that a majority of the Disinterested Trustees then in office act on the matter) or independent legal counsel in a written opinion shall determine, based upon a review of the readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

         As used in this Section 4, a "Disinterested Trustee" is one (x) who is not an Interested Person of the Trust (including, as such Disinterested Trustee, anyone who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), and (y) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending.

         As used in this Section 4, the words "claim," "action," "suit" or "proceeding" shall apply to all claims, actions, suits, proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the word "liability" and "expenses" shall include without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

         The trustees and officers of the Registrant are covered by Investment Trust Errors and Omission policies in the aggregate amount of $500,000 (with a maximum deductible of $25,000) against liability and expenses of claims of wrongful acts arising out of their position with the Registrant, except for matters which involved willful acts, bad faith, gross negligence and willful disregard of duty (I.E., where the insured did not act in good faith for a purpose he or she reasonably believed to be in the best interest of Registrant or where he or she shall have had reasonable cause to believe this conduct was unlawful).

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to the officers, trustees or controlling persons of the Registrant pursuant to the Declaration of Trust of the Registrant or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by an officer or trustee or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such officer, trustee or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26.             BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

         The following table sets forth any other business, profession, vocation or employment of a substantial nature in which any director or officer of the Adviser has engaged during the last two years for his account or in the capacity of director, officer, employee, partner or trustee.


                                                                RELATIONSHIP WITH
NAME AND ADDRESS                POSITION WITH ADVISER            OTHER BUSINESSES

Qamaruddin Ali Yar Khan          President and                Chairman, President and Trustee of the
2037 Bloomingdale Road           majority shareholder         Islamia Group of Funds; Controller of
Suite #211                                                    Sonoscan, Inc. (1990 to June 2000), 2149
Glendale Heights, IL  60137                                   East Pratt Blvd., Elk Grove Village, IL
                                                              60007; President and owner of Glenside
                                                              Accounting and Tax Services (1989 to
                                                              1998), 1553 Bloomingdale Road, Suite
                                                              1000, Glendale Heights, IL 60139.

Sabera Khan                      Secretary                    Lab Manager of Novartis Seed Inc., 5300
2037 Bloomingdale Road                                        Katrine Avenue, Downers Grove, IL 60515.
Suite #211
Glendale Heights, IL  60137


ITEM 27.  PRINCIPAL UNDERWRITERS

         (a) The Adviser acts as investment adviser and distributor to the Fund. As of the date of filing this registration statement, the Adviser does not act as investment adviser or distributor to any other investment company.

         (b)

                                                                 POSITIONS AND OFFICES
NAME AND ADDRESS                  POSITION WITH UNDERWRITER      WITH REGISTRANT

Qamaruddin Ali Yar Khan          President and  Chairman,        President and a Trustee
2037 Bloomingdale Road           majority shareholder            of the Islamia Group of Funds.
Suite #211
Glendale Heights, IL  60137

Sabera Khan                      Secretary                           None.
2037 Bloomingdale Road
Suite #211
Glendale Heights, IL  60137


         (c)    Not applicable.

ITEM 28.             LOCATION OF ACCOUNTS AND RECORDS

         Income Achievers, Inc., 2037 Bloomingdale Road, Suite #211, Glendale Heights, IL 60137, maintains the Declaration of Trust, By-Laws, minutes of trustees and shareholder meetings and contracts of the Registrant and all advisory material of the investment adviser.

         Union Bank of California, N.A., 350 California Street, San Francisco, CA 94104, maintains all general and subsidiary ledgers, journals, trial balances, records of portfolio purchases and sales and all other required records not maintained by Income Achievers, Inc. or American Data Services, Inc.

         American Data Services, Inc., Hauppauge Corporate Center, 150 Motor Parkway, Suite 109, Hauppauge, New York 11788-0132, maintains all the required records in its capacity as administrator and transfer and dividend paying agent for the Registrant.

ITEM 29.             MANAGEMENT SERVICES

         Not applicable.

ITEM 30.             UNDERTAKINGS

         (a)    Not applicable.

         (b) The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest Annual Report to Shareholders upon request and without charge.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this pre-effective amendment no. 3 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Glendale Heights, State of Illinois, on the 19th day of June, 2000.

                                            ISLAMIA GROUP OF FUNDS


                                            By  /s/ QAMARUDDIN ALI YAR KHAN
                                                ---------------------------
                                                Qamaruddin Ali Yar Khan,
                                                President

         Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, this pre-effective amendment no. 3 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

    SIGNATURE                                 TITLE                     DATE

/s/ FAROOQ SULTAN                     Controller (Principal       June 19, 2000
---------------------------
Farooq Sultan                         Accounting Officer)

/s/ QAMARUDDIN ALI YAR KHAN           Trustee, Chairman of the    June 19, 2000
---------------------------
Qamaruddin Ali Yar Khan               Board and President

 /s/ SHARMEEN F. KHAN                 Trustee, Treasurer          June 19, 2000
---------------------------
Sharmeen F. Khan

 /s/ M.A. RAHMAN KHAN                 Trustee                     June 19, 2000
---------------------------
M.A. Rahman Khan

 /s/ SYED SHAMSHAD HUSAIN             Trustee                     June 19, 2000
---------------------------
Syed Shamshad Husain

  /s/ SYED K. RAHEEMULLAH             Trustee                     June 19, 2000
---------------------------
Syed K. Raheemullah

 /s/ HAMID REZA ZARAFSHAR             Trustee                     June 19, 2000
---------------------------
Hamid Reza Zarafshar

/s/ SHAKIR MOIDUDDIN                  Trustee                     June 19, 2000
---------------------------
Shakir Moiduddin

                                  EXHIBIT INDEX

   EXHIBIT                                                         SEQUENTIALLY
    NUMBER                                        EXHIBIT          NUMBERED PAGE

(b)      Bylaws of Registrant.

(d)      Investment Management Agreement between Registrant and Income
         Achievers, Inc.

(e)(1)   Distribution Agreement between Registrant and Income Achievers, Inc.

(e)(2)   Dealer Agreement.

(g) Form of Custodian Agreement between Registrant and Union Bank of California, N.A.

h(1)     Transfer Agency Agreement.

h(2)     Administration & Accounting Service Agreement.

(i)      Opinion and consent of Chapman and Cutler, dated June 20, 2000.

(j)      Consent of Independent Public Accountants.

(l)      Subscription Agreements.

(p)      Code of Ethics and Reporting Requirements.